Related Party Transactions (Details) (Marco International [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Marco International [Member]
Related Party Transaction [Line Items]
Purchases from related party	$ 19,217	$ 34,785	$ 18,136
Due to related party	1,140	0
Rare metal purchases from related party	559	0	1,013
Other purchases from related party	0	0
Sales of products to related party	641	411	851
Other sales of products to related party	0	137
Net sales under agreement	4,173	1,344	5,611
Due from related party	$ 0	$ 0